Plan Termination	12 Months Ended
Dec. 31, 2025
SiteOne Savings and Investment Plan
Plan Termination
Plan Termination
5.	Plan Termination

Although it has not expressed any intent to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA. In the event of Plan termination, participants would become fully vested in their Company contributions. The Plan’s assets would be distributable to the participants in accordance with the respective values of their accounts.